Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Schedule of Income Tax Expense Benefit

	2015 (in thousands)	2016 (in thousands)
Tax charge UK subsidiaries	$383	$669
Tax charge Poland subsidiary	$(21)	$—
Tax charge Singapore subsidiary	$438	$508

Total Tax charge	$800	$1,177